Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Long-term debt
Long-term debt	€ 7,187,405	€ 7,287,881
Less current portion	(2,039,651)	(1,596,029)
Long-term debt, less current portion	5,147,754	5,691,852
Schuldschein loans
Long-term debt
Long-term debt	225,867	227,296
Bonds
Long-term debt
Long-term debt	6,685,905	6,967,743
Other
Long-term debt
Long-term debt	€ 275,633	€ 92,842